UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08340
Investment Company Act File Number
Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
India — 91.9%

Automobiles — 4.4%
Bajaj Auto, Ltd.	258,640	$8,491,420
Mahindra & Mahindra, Ltd.	1,160,146	18,179,481
Maruti Suzuki India, Ltd.	170,861	4,846,073

		$31,516,974

Commercial Banks — 16.0%
Allahabad Bank, Ltd.	1,909,984	$9,943,045
Bank of Baroda	326,451	7,058,613
Canara Bank, Ltd.	588,440	8,245,797
HDFC Bank, Ltd.	421,319	22,209,182
ICICI Bank, Ltd.	1,384,334	34,513,132
ING Vysya Bank, Ltd.	1,030,003	7,437,467
State Bank of India	424,118	26,263,218

		$115,670,454

Construction & Engineering — 7.3%
IRB Infrastructure Developers, Ltd.	2,547,943	$12,161,407
IVRCL, Ltd.	2,237,083	4,112,019
Lanco Infratech, Ltd.(1)	9,271,163	8,264,600
Larsen & Toubro, Ltd.	759,600	28,260,929

		$52,798,955

Construction Materials — 0.6%
UltraTech Cement, Ltd.	156,582	$3,949,990

		$3,949,990

Consumer Finance — 0.7%
Shriram Transport Finance Co., Ltd.	283,779	$5,093,894

		$5,093,894

Diversified Financial Services — 1.8%
Infrastructure Development Finance Co., Ltd.	3,765,272	$13,039,418

		$13,039,418

Electric Utilities — 4.1%
Power Grid Corporation of India, Ltd.	5,688,039	$12,883,486
Tata Power Co., Ltd.	568,715	16,957,417

		$29,840,903

Electrical Equipment — 3.6%
Bharat Heavy Electricals, Ltd.	313,519	$14,485,631
Crompton Greaves, Ltd.	1,893,302	11,655,468

		$26,141,099

Gas Utilities — 0.8%
GAIL (India), Ltd.	572,785	$5,898,137

		$5,898,137

Hotels, Restaurants & Leisure — 0.9%
Mahindra Holidays & Resorts India, Ltd.	800,033	$6,285,325

		$6,285,325

Independent Power Producers & Energy Traders — 1.0%
GVK Power & Infrastructure, Ltd.(1)	11,945,429	$6,954,538

		$6,954,538

Security	Shares	Value
Industrial Conglomerates — 1.4%
Jaiprakash Associates, Ltd.	4,924,214	$10,326,726

		$10,326,726

IT Services — 12.9%
HCL Technologies, Ltd.	1,837,539	$19,794,897
Infosys Technologies, Ltd.	611,883	44,413,133
Tata Consultancy Services, Ltd.	1,094,785	29,019,339

		$93,227,369

Machinery — 3.0%
BEML, Ltd.	271,301	$4,207,076
Tata Motors, Ltd.	634,370	17,708,867

		$21,915,943

Media — 1.5%
Zee Entertainment Enterprises, Ltd.	3,783,120	$10,447,084

		$10,447,084

Metals & Mining — 4.4%
Steel Authority of India, Ltd.	2,119,084	$8,069,884
Tata Steel, Ltd.	1,670,454	23,306,744

		$31,376,628

Oil, Gas & Consumable Fuels — 11.9%
Bharat Petroleum Corp., Ltd.	813,620	$11,143,014
Oil & Natural Gas Corp., Ltd.	2,293,948	14,919,314
Reliance Industries, Ltd.	2,525,587	59,611,400

		$85,673,728

Pharmaceuticals — 6.5%
Aurobindo Pharma, Ltd.	2,235,325	$9,899,444
Cipla, Ltd.	1,223,674	8,907,107
Dr. Reddy’s Laboratories, Ltd.	515,737	19,125,100
Glenmark Pharmaceuticals, Ltd.	1,374,180	8,708,562

		$46,640,213

Real Estate Management & Development — 0.7%
Sobha Developers, Ltd.	787,566	$5,220,281

		$5,220,281

Thrifts & Mortgage Finance — 2.3%
Housing Development Finance Corp., Ltd.	1,076,650	$16,860,264

		$16,860,264

Tobacco — 3.7%
ITC, Ltd.	6,498,539	$26,629,183

		$26,629,183

Wireless Telecommunication Services — 2.4%
Bharti Airtel, Ltd.	2,137,116	$17,145,528

		$17,145,528

Total India (identified cost $523,737,173)		$662,652,634

Sri Lanka — 3.9%

Commercial Banks — 1.5%
Commercial Bank of Ceylon PLC	4,397,380	$10,555,783

		$10,555,783

Security	Shares	Value
Industrial Conglomerates — 1.5%
John Keells Holdings PLC	4,184,226	$10,840,062

		$10,840,062

Wireless Telecommunication Services — 0.9%
Dialog Axiata PLC(1)	71,161,980	$6,811,155

		$6,811,155

Total Sri Lanka (identified cost $23,433,306)		$28,207,000

Total Common Stocks (identified cost $547,170,479)		$690,859,634

Corporate Bonds — 0.1%

	Principal
	Amount
Security	(000’s omitted)		Value
India — 0.1%
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	15,472	$346,947

Total Corporate Bonds (identified cost $342,455)			$346,947

Short-Term Investments — 0.1%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/11	$427	$426,539

Total Short-Term Investments (identified cost $426,539)		$426,539

Total Investments — 96.0% (identified cost $547,939,473)		$691,633,120

Other Assets, Less Liabilities — 4.0%		$29,156,461

Net Assets — 100.0%		$720,789,581

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

INR	-	Indian Rupee

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$569,364,944

Gross unrealized appreciation	$172,147,083
Gross unrealized depreciation	(49,878,907)

Net unrealized appreciation	$122,268,176

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$48,249,383		$—	$48,249,383
Consumer Staples	—	26,629,183		—	26,629,183
Energy	—	85,673,728		—	85,673,728
Financials	10,555,783	155,884,311		—	166,440,094
Health Care	—	46,640,213		—	46,640,213
Industrials	10,840,062	111,182,723		—	122,022,785
Information Technology	—	93,227,369		—	93,227,369
Materials	—	35,326,618		—	35,326,618
Telecommunication Services	6,811,155	17,145,528		—	23,956,683
Utilities	—	42,693,578		—	42,693,578

Total Common Stocks	$28,207,000	$662,652,634	*	$—	$690,859,634

Corporate Bonds	$—	$346,947		$—	$346,947
Short-Term Investments	—	426,539		—	426,539

Total Investments	$28,207,000	$663,426,120		$—	$691,633,120

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011